Investment Risks - ProShares Ultra Anthropic	May 31, 2026
Prospectus [Line Items]
Risk [Text Block]	Principal Risks●IPO Risk – Anthropic, PBC has not yet commenced its IPO. The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the limited number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Shares offered in an IPO may trade at prices that are below the initial public offering price. Accordingly, investments in shares of a company that recently commenced an IPO can involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in shares of a company that recently commenced an IPO may also involve high transaction costs and are subject to market risk and liquidity risk. Immediately following its IPO, ANT may experience abnormal returns and volatility. Such returns should not be expected to persist. The price of ANT could continue to be volatile and could decline in value significantly in the future. Although there can be no guarantee that the Fund will achieve its investment objective on any particular day, there is heightened risk that the Fund will not operate as intended immediately following the IPO and for a period of time thereafter.If the Fund’s ability to obtain exposure to ANT consistent with its investment objective is disrupted for any reason, including for example, limited liquidity in the secondary market, a disruption in the secondary market, or as a result of margin requirements or capacity limits imposed by the Fund’s counterparties, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain leveraged exposure to ANT will cause the Fund’s performance to deviate from its investment objective. There is a heightened risk that the Fund will be unable to obtain exposure to ANT consistent with its investment objective immediately following the ANT IPO and for a period of time thereafter. Disruptions in the Fund’s ability to obtain leveraged exposure during this period will cause the Fund’s performance to deviate from its investment objective.●Non-Diversification Risk — The Fund has the ability to invest its assets in the securities of a single issuer, (e.g., ANT) and in financial instruments with a single counterparty or a few counterparties. A decline in the price of ANT should be expected to result in a significant decline in the price of the Fund. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on a single corporate, political, regulatory, market and economic event as compared to a more diversified portfolio of investments. In addition, the Fund’s exposure to a single counterparty or a few counterparties may increase the risk that the Fund’s performance will decline based on the credit of a single counterparty and that a material decline in the assets of the Fund will result in the termination of any swap agreements.
Single Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●ANT Investing Risk – The Fund’s performance depends on the performance of ANT. Investments in ANT and consequently investments in the Fund involve a high degree of risk. The price of ANT shares can be affected by a number of factors. Anthropic operates in a rapidly changing and highly competitive industry. Returns depend in part on Anthropic’s ability to develop and commercialize advanced and competitive artificial intelligence models, sustain customer demand, and manage substantial research, development, and computing infrastructure costs. Anthropic relies on specialized hardware and a limited number of cloud service providers and suppliers, some of which are also strategic partners, investors, or customers, and capacity constraints, failure to allocate computing resources effectively, supply limitations, or conflicts of interest could adversely affect its operations. Anthropic depends on its co-founders, senior management, and technical employees, and the loss of key personnel or inability to maintain its company culture could adversely affect its business. A substantial portion of Anthropic’s revenue and accounts receivable is attributable to a limited number of customers and distribution channels, and reduced customer spending or disruptions to those channels could adversely affect financial results. Misuse of Anthropic’s artificial intelligence models, failures of safeguards, or unintended or autonomous model behavior could result in reputational harm, litigation, or regulatory action, and contractual protections or insurance may be insufficient to cover resulting liabilities. Anthropic is subject to an evolving regulatory and political environment, which could increase costs, restrict operations, or reduce demand. It also faces risks related to its limited operating history, slower-than-expected market development or declining demand, and ability to sustain or reliably forecast future revenue growth. Anthropic’s governance structure concentrates voting power with its Long-Term Benefit Trust and Founder LLC disproportionately to their economic interests, which may substantially limit or eliminate public shareholders’ influence over important decisions, including changes in control. ANT is incorporated as a public benefit corporation under Delaware law. Its public benefit corporation obligations require balancing shareholders’ financial interests with those of other stakeholders and its stated public benefit purpose, which may conflict with shareholders’ financial interests and adversely affect business performance. There is a limited body of law interpreting the governance of public benefit corporations, presenting a heightened risk of related litigation. As ANT may have limited or no trading history, it is uncertain how they will trade in response to company-specific events, changes in macroeconomic conditions, or periods of abnormal volatility. As a result, ANT may experience significant and unexpected price fluctuations. Any of these factors may materially and adversely impact the price of ANT shares, increase the volatility of an investment in ANT and have a negative impact on the performance of the Fund.
Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Leverage Risk — The Fund uses leverage and will lose more money when the value of ANT falls than a similar fund that does not use leverage because leverage will magnify the performance of ANT. The use of such leverage increases the risk of a total loss of your investment. If ANT approaches a 50% loss at any point in the day, you could lose your entire investment. Such losses are more likely in ANT than in other more diversified investments. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage may be significant, will lower your returns, and may cause the Fund to lose money even if the value of ANT rises.
Holding Period Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of ANT’s returns and ANT’s volatility (how much the value of ANT moves up and down from day-to-day) on your holding period return. ANT’s volatility has a negative impact on Fund returns. During periods of higher volatility, ANT’s volatility may affect the Fund’s returns as much as or more than the return of ANT. ANT has not yet commenced its IPO. As a result, there is a limited trading history for ANT and limited information is available regarding the impact of longer holding periods on returns. It’s important that you understand that ANT has a limited trading history when considering whether to purchase shares or hold shares over time. Immediately following its IPO, ANT may experience abnormal returns and volatility. Such returns should not be expected to persist.The following table illustrates the impact of ANT’s volatility and ANT’s return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance. In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller ANT price gains or losses and higher volatility in price of ANT. Your return will tend to be better than the Daily Target when there are larger ANT price gains or losses and lower volatility in the price of ANT. You may lose money when the return on ANT is flat (i.e., close to zero) and you may lose money when the price of ANT falls. The table uses hypothetical annualized volatility in the price of ANT and return on ANT (derived from the first year of trading history of large-, mid-, and small-cap companies that completed an IPO between October 30, 2021 and October 30, 2026) to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual Fund returns, and was not derived from actual ANT returns (given its limited trading history). Each row corresponds to the level of a hypothetical return on ANT for a one-year period. Each column corresponds to a level of hypothetical annualized volatility of ANT. For example, the Fund may mistakenly be expected to achieve a -60% return if the annual returns on ANT were -30%. However, as the table shows, with a one-year return on ANT of -30% and an annualized volatility in the price of ANT of 100%, the Fund could be expected to return -81.9%. Actual returns and volatility for ANT over a one-year period could be substantially higher or lower than the figures presented in the table and could result in different Fund returns than those presented in the table.The range of hypothetical annualized ANT volatility used in the table is especially high, reflecting the fact that the price of companies in the year following an IPO is historically highly volatile. Newly offered companies are often subject to extreme price volatility and speculative trading during and for a period of time after the IPO. Trading prices of ANT may experience significant volatility. Such volatility may persist. In light of this, you should carefully consider the significant negative impact of volatility on Fund returns and the potential for significant losses on your investment in the Fund, when considering whether to hold shares of the Fund for longer periods.Estimated Fund ReturnsANTPerformanceOne Year Volatility RateOne YearANTTwoTimes(2x) theOne YearANT25%50%75%100%125%150%-60%-120%-85.0%-87.5%-90.9%-94.1%-96.6%-98.3%-50%-100%-76.5%-80.5%-85.7%-90.8%-94.7%-97.3%-40%-80%-66.2%-71.9%-79.4%-86.7%-92.4%-96.2%-30%-60%-54.0%-61.8%-72.0%-81.9%-89.7%-94.8%-20%-40%-39.9%-50.1%-63.5%-76.4%-86.5%-93.2%-10%-20%-23.9%-36.9%-53.7%-70.1%-82.9%-91.4%0%0%-6.0%-22.0%-42.9%-63.1%-78.9%-89.4%10%20%13.7%-5.7%-30.9%-55.3%-74.5%-87.1%20%40%35.3%12.3%-17.8%-46.8%-69.6%-84.7%30%60%58.8%31.7%-3.5%-37.6%-64.4%-82.0%40%80%84.2%52.8%11.9%-27.6%-58.7%-79.2%50%100%111.4%75.4%28.5%-16.9%-52.5%-76.1%60%120%140.5%99.6%46.2%-5.4%-46.0%-72.8%Assumes: (a) no dividends paid with respect to ANT; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. The borrowing/lending rates to obtain leveraged exposure are expected to be significant. If these were included the Fund’s performance would be different from, and in some instances significantly lower than, that shown.The average first-year annualized volatility rate for large-, mid-, and small-cap companies that completed an IPO between October 30, 2021 and October 30, 2026 was 81.25%. The highest first-year volatility rate among these companies was 348.74%. The average first-year total return performance for these companies was 15.96%. The lowest first-year total return performance for these companies was –99.97%. For more information and additional charts illustrating the effects of volatility and returns at higher rates of volatility, see “Special Considerations for a 2x Daily Objective Fund” in the Fund’s Statement of Additional Information. The historical volatility and performance of large-, mid-, and small-cap companies in the first year following an IPO do not predict the future volatility and performanceof ANT. Actual returns and volatility for ANT in the first year following its IPO could be substantially higher or lower. For more information, including additional graphs and charts demonstrating the effects of volatility and return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a 2x Daily Objective Fund” in the Fund’s Prospectus.
Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the price of ANT. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In particular, the high financing costs associated with the Fund’s leveraged exposure to of ANT is expected to have a significant negative impact on the Fund’s performance. In addition, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to of ANT that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Derivatives Risk — Investing in derivatives may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. Any costs associated with using derivatives will reduce the Fund’s return. These costs are expected to be significant.
Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Swap Risk — Like all derivatives, the use of swaps may expose the Fund to greater counterparty risk and correlation risk. The terms of a swap agreement between the Fund and a counterparty may permit the counterparty to immediately close out the transaction with the Fund, including intraday (for example, if ANT has a dramatic intraday move that causes a material decline in the Fund’s net assets). Such terminations may be more likely when the underlying asset is highly concentrated like ANT. If an agreement is terminated, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective. The Fund may be unable to find counterparties willing to enter into swap agreements during periods of volatility in the price of ANT or other market conditions that may exist immediately following the ANT IPO and for a period of time thereafter. When the Fund invests in swaps that use ANT as the reference asset, the Fund will be subject to the risks of ANT.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. Such losses may be significant. Counterparty defaults or bankruptcies may result in significant delays in payments and increased costs. Counterparty risk may increase during periods of financial market stress or when market liquidity is reduced. With respect to swap agreements, the terms of the agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund, including intraday (for example, if ANT has a dramatic intraday move that causes a material decline in the Fund’s net assets). Such terminations may be more likely when the underlying asset is highly volatile and concentrated like ANT. If an agreement is terminated, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Liquidity Risk — The market for ANT is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of ANT. During such periods of illiquidity, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may be unable to rebalance its exposure properly which may result in significantly more or less exposure and losses to the Fund. In such an instance, the Fund may increase its transaction fee, change its investment objective, reduce its exposure or close.
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market, social, geopolitical and economic developments,including changes in interest and currency rates, inflation (or expectations for inflation), deflation (or expectations for deflation), global demand for particular products or resources, market instability, debt crises, embargoes, tariffs, sanctions and other trade barriers, regulatory or governmental trade or market control programs, recessions, supply chain disruptions, labor disturbances, environmental or man-made disasters, war, terrorism, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), social unrest and other unforeseeable events.
Money Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund. The Fund’s investments in money market instruments through an affiliated ETF are subject to the additional risk that the ETF’s share price may fluctuate, including deviating from its net asset value during illiquid markets or during periods of high redemption activity.
Concentration-Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Industry Concentration Risk — The Fund’s investment exposure is concentrated in the industry in which ANT operates. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across issuers and industries. As of October 30, 2026, ANT is included in the Information Technology industry group and, consequently, faces many of the same risks as other companies in that industry group.
Information Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
Intraday Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to ANT until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
Market Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. There may be times when the market price and the NAV of the Fund’s shares vary significantly, such as during periods of volatility in the price of ANT. Further, disruptions in the Fund’s creation and redemption process, including during periods of significant volatility in the price of ANT, may result in market prices of the Fund that differ significantly from NAV. In times of severe market disruption or during after-hours trading, the bid-ask spread often increases significantly.Shares may trade at a discount to the value of the Fund’s holdings, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. These risks may be heightened immediately following the ANT IPO and for a period of time thereafter.
Early Close Late Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on ANT shares. A halt in trading of ANT is expected to result in a halt in the trading of the Fund’s shares. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Tax Risk — In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxation” in the Statement of Additional Information for more information.
New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●New Fund Risk — The Fund has a limited operating history and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size, that an active trading market for the Fund’s shares will develop or be maintained, or that the Fund’s shares’ listing will continue unchanged.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.